Income Taxes Income Before Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Before Income Taxes [Line Items]
United States	$ 138	$ 375	$ 114
Non-United States	1,113	1,178	922
Income before income taxes	$ 1,251	$ 1,553	$ 1,036